Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2019
Estimated useful lives,description	Shorter of the remaining lease terms and estimated useful lives
Maximum [Member]
Estimated useful lives	5 years
Minimum [Member]
Estimated useful lives	3 years